LOANS AND BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 1,873,829	¥ 829,441
Accounts receivable
Loans and Borrowings
Assets to secure long-term loans and borrowings	347,142	124,428
Property and equipment, net
Loans and Borrowings
Assets to secure long-term loans and borrowings	1,513,446	698,922
Prepaid land use rights
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 13,241	¥ 6,091